Income taxes	6 Months Ended
Sep. 30, 2023
Income taxes
11. Income taxes
The following table presents the components of Income tax expense (benefit) for the six months ended September 30, 2022 and 2023:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Current tax expense	67,244	123,862
Deferred tax expense (benefit)	(239,149)	54,427

Total income tax expense (benefit)	(171,905)	178,289

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2022 and 2023. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2022	2023

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(3,413)	521
Less: reclassification adjustments	(2,018)	(2,028)

Total	(5,431)	(1,508)

Defined benefit plan adjustments:
Unrealized gains (losses)	1,381	818
Less: reclassification adjustments	(3,940)	(5,419)

Total	(2,559)	(4,601)

Own credit risk adjustments:
Unrealized gains (losses)	1,368	(5,809)
Less: reclassification adjustments	192	351

Total	1,560	(5,458)

Total tax effect before allocation to noncontrolling interests	(6,430)	(11,567)

The statutory tax rates were both 30.62% as of September 30, 2022 and 2023. The effective tax rates, 30.55% and 30.18%
for the six months ended September 30, 2022 and 2023, respectively, differed from the statutory tax rates. The differences between the tax rates for the six months ended September 30, 2022 and 2023 were immaterial.
At September 30, 2023, the MHFG Group had net operating loss carryforwards totaling ¥446 billion.

The total amount of unrecognized tax benefits was ¥
9,224
 million at September 30, 2023, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

An immaterial portion of unrecognized tax benefits at March 31, 2023 was resolved in the six months period ended September 30, 2023. The amount of additional unrecognized tax benefits for the period was also immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.